Goodwill and Intangible Assets - Narrative Disclosures (Details) $ in Millions, $ in Millions			12 Months Ended
	Apr. 03, 2017 USD ($)	Apr. 03, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Goodwill And Intangible Assets [Line Items]
Payments to Acquire Businesses, Gross	$ 278	$ 370
Business Combination, Bargain Purchase, Gain Recognized, Amount			$ 1
Life VOBA
Goodwill And Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	76
Insurance licenses
Goodwill And Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 2
Aurigen Capital Limited
Goodwill And Intangible Assets [Line Items]
Percentage of voting interests acquired	100.00%	100.00%